Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,310,968.24

Principal:
Principal Collections	$17,754,313.45
Prepayments in Full	$11,165,381.73
Liquidation Proceeds	$277,708.29
Recoveries	$42,530.46
Sub Total	$29,239,933.93
Collections	$31,550,902.17

Purchase Amounts:
Purchase Amounts Related to Principal	$366,539.74
Purchase Amounts Related to Interest	$1,762.54
Sub Total	$368,302.28

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,919,204.45

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	24
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$31,919,204.45
Servicing Fee	$534,872.76	$534,872.76	$0.00	$0.00	$31,384,331.69
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,384,331.69
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$31,384,331.69
Interest - Class A-3 Notes	$243,534.64	$243,534.64	$0.00	$0.00	$31,140,797.05
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$30,990,185.38
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,990,185.38
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$30,915,988.05
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,915,988.05
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$30,852,848.05
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,852,848.05
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$30,775,501.55
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,775,501.55
Regular Principal Payment	$28,598,692.08	$28,598,692.08	$0.00	$0.00	$2,176,809.47
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,176,809.47
Residuel Released to Depositor	$0.00	$2,176,809.47	$0.00	$0.00	$0.00
Total		$31,919,204.45

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$28,598,692.08
Total					$28,598,692.08
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,598,692.08	$52.21	$243,534.64	$0.44	$28,842,226.72	$52.65
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$28,598,692.08	$17.76	$608,830.14	$0.38	$29,207,522.22	$18.14

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$347,906,626.41	0.6350979	$319,307,934.33	0.5828914
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$615,566,626.41	0.3822540	$586,967,934.33	0.3644949

Pool Information
Weighted Average APR	4.319%	4.316%
Weighted Average Remaining Term	38.68	37.84
Number of Receivables Outstanding	38,512	37,648
Pool Balance	$641,847,312.53	$611,886,104.80
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$615,566,626.41	$586,967,934.33
Pool Factor	0.3897006	0.3715096

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$24,918,170.47
Targeted Overcollateralization Amount	$24,918,170.47
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$24,918,170.47

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	24

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		127	$397,264.52
(Recoveries)		91	$42,530.46
Net Losses for Current Collection Period			$354,734.06
Cumulative Net Losses Last Collection Period			$6,884,976.54
Cumulative Net Losses for all Collection Periods			$7,239,710.60

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.66%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.25%	715	$13,773,235.32
61-90 Days Delinquent	0.25%	83	$1,530,801.43
91-120 Days Delinquent	0.07%	21	$410,579.31
Over 120 Days Delinquent	0.19%	54	$1,147,659.10
Total Delinquent Receivables	2.76%	873	$16,862,275.16

Repossession Inventory:
Repossessed in the Current Collection Period		36	$824,323.30
Total Repossessed Inventory		59	$1,406,057.47

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5083%
Preceding Collection Period			0.8409%
Current Collection Period			0.6791%
Three Month Average			0.6761%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3483%
Preceding Collection Period			0.3973%
Current Collection Period			0.4197%
Three Month Average			0.3884%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer